Derivative financial instrument liabilities	12 Months Ended
Aug. 31, 2023
Derivative Financial Instrument Liabilities
Derivative financial instrument liabilities

11.	Derivative financial instrument liabilities

	August 31, 2023	August 31, 2022
Derivative warrant liabilities	$3,544	$6,849
Total derivative financial instrument liabilities	$3,544	$6,849

a)	Derivative warrant liabilities

Amount
As at August 31, 2021	$2,149
Warrants issued January 26, 2022	2,665
Change in fair value	2,035
As at August 31, 2022	$6,849
Change in fair value	(3,305)
As at August 31, 2023	$3,544

Derivative warrant liabilities of $3.5 million will only be settled by issuing equity of the Company.

Fair values of derivative warrant liabilities were calculated using the Black-Scholes Option Pricing Model with the following assumptions:

	August 31, 2023	August 31, 2022
Share price	$0.39	$0.48
Risk-free interest rate	4.43% - 4.66%	3.32% - 3.44%
Dividend yield	0%	0%
Expected volatility	52%	55% - 60%
Remaining term (in years)	2.5 – 3.4	0.9 – 4.4

The fair value is classified as level 3 as expected volatilities is determined using adjusted historical volatilities and were therefore not an observable input.

Sensitivity analysis

If expected volatility, the significant unobservable input, had been higher or lower by 10% and all other variables were held constant, net income and net assets for the year ended August 31, 2023 would increase or decrease by:

	August 31, 2023
10% change in expected volatilities	Increase	Decrease
(Loss) income	$(840)	$819

b)	Gold zero-cost collars

In March 2023, the Company entered into a series of gold zero-cost collar contracts for 1,800 gold ounces per month totalling 9,000 gold ounces to be settled from April 2023 to August 2023, at a maximum and minimum gold price of $2,030 and $1,825 per gold ounce, respectively. During the year ended August 31, 2023, gold zero-costs collar contracts for a total of 9,000 gold ounces expired unexercised. As at August 31, 2023, there were no gold zero-cost collar contracts outstanding.